Balance Sheet Details (Tables)	12 Months Ended
Dec. 31, 2021
Balance Sheet Details
Schedule Of Balance Sheet
	As of December 31,
	2021	2020

Prepaid expenses and other current assets
Prepaid insurance	$769,416	$68,003
Prepaid research and development costs	-	7,050
Deferred offering costs	55,718	-
Total prepaid expenses and other current assets	$825,134	$75,053

Accrued and other current liabilities
Accrued interest payable	$-	$49,169
Accrued research and development costs	235,384	-
Accrued compensation and benefits	766,207	84,308
Total accrued and other current liabilities	$1,001,591	$133,477